CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CIK_0001843477_Spring Valley Acquisition Corp. II
Cash Flows from Operating Activities:
Net (loss) income	$ (3,072,749)	$ 6,812,395
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Income from investments held in the Trust Account	(1,063,695)	(7,611,956)
Change in fair value of derivative liability	2,814,086
Changes in operating assets and liabilities:
Prepaid expenses	53,028	19,534
Accounts payable	28,868	6,306
Accrued expenses		28,402
Net cash used in operating activities	(1,240,462)	(745,319)
Cash Flows from Investing Activities:
Cash deposited in the trust account for the extension		(1,500,000)
Cash withdrawn from trust account for redemption of Class A ordinary shares	1,801	232,811,894
Net cash used in investing activities	1,801	231,311,894
Cash Flows from Financing Activities:
Proceeds from promissory note to related party-extension		1,500,000
Convertible promissory note - related party	900,000
Redemption of Class A ordinary shares	(1,801)	(232,811,894)
Net cash provided by financing activities	898,199	(231,311,894)
Increase in cash	(340,462)	(745,319)
Cash, beginning of period	495,352	1,240,671
Cash, end of period	154,890	$ 495,352
Supplemental Disclosure of Cash Flow Information
Sponsor contributed capital for the forgiveness of accrued expenses	$ 120,000